Quantitative Information about Fair Value (Level 3) (Detail: Text Values) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets [Member]
Included in other financial assets [Abstract]
Other trading assets	€ 26	€ 34
Other financial assets designated at fair value	0	956
Other financial assets mandatory at fair value through profit or loss	3,000
Other financial assets available for sale		674
Liabilities [Member]
Included in other financial liabilities [Abstract]
Securities sold under repurchase agreements designated at fair value	185	€ 131
Other financial liabilities designated at fair value	€ 72